Annual Total Returns - Voya High Yield Bond Fund (Class A C I P R R6 T and W Shares) [BarChart] - Class A C I P R R6 T and W Shares - Voya High Yield Bond Fund - Class A	Jul. 31, 2021
Bar Chart Table:
2011	5.27%
2012	15.72%
2013	7.89%
2014	1.44%
2015	(1.72%)
2016	13.00%
2017	5.82%
2018	(3.41%)
2019	14.49%
2020	5.51%